Submission	Feb. 07, 2026
Submission [Line Items]
Central Index Key	0002035313
Registrant Name	Living Homeopathy International Ltd.
Registration File Number	333-287532
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A